Fair Value Disclosures (Details) - EBP 010 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value Disclosures
Investments at fair value	$ 26,899,034	$ 23,025,730
Percentage of investment owned by the Master Trust	100.00%
Investments at Fair Value
Fair Value Disclosures
Investments at fair value	$ 2,180,531	2,011,562
Investments at Fair Value | Separate Account - Common Stock
Fair Value Disclosures
Investments at fair value	378,412	500,376
Investments at Fair Value | Ford Stock Fund
Fair Value Disclosures
Investments at fair value	1,802,119	1,511,186
Level 1
Fair Value Disclosures
Investments at fair value	2,180,531	2,011,562
Level 1 | Separate Account - Common Stock
Fair Value Disclosures
Investments at fair value	378,412	500,376
Level 1 | Ford Stock Fund
Fair Value Disclosures
Investments at fair value	1,802,119	1,511,186
Investments Measured at Net Asset Value
Fair Value Disclosures
Investments at fair value	24,718,503	21,014,168
Investments Measured at Net Asset Value | Common and commingled Institutional pools
Fair Value Disclosures
Investments at fair value	24,695,725	20,992,156
Investments Measured at Net Asset Value | Separate Account - Common Stock
Fair Value Disclosures
Investments at fair value	2,609	5,762
Investments Measured at Net Asset Value | Ford Stock Fund
Fair Value Disclosures
Investments at fair value	$ 20,169	$ 16,250